Lease obligations - Schedule of lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance	$ 255,356	$ 125,962
Additions	98,648	179,755
Add: Interest Expense	19,062	9,349
Less: Lease Payments	(143,071)	(57,566)
Effects of foreign exchange	(14,121)	2,144
Balance	215,874	255,356
Current	177,870	124,311
Non-current	$ 38,004	$ 131,045